ORGANIZATION AND BUSINESS OPERATIONS (Detail Textuals)	9 Months Ended
	Apr. 30, 2018 USD ($) Subsidiary	Jul. 31, 2017 USD ($)	Jul. 31, 2016 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of subsidiary | Subsidiary	1
Accumulated losses | $	$ (10,730,010)	$ (9,515,316)	$ (1,440,557)